License agreements - Research and license agreements with Bach Sciences LLC (Details) - Bach Sciences LLC ("BACH") - USD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2021	Apr. 30, 2020	Dec. 31, 2020
Sublicense and collaboration agreement, one
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront fee paid		$ 600,000
Option exercise fee		5,000,000
Sublicense and collaboration agreement, one | Research and development expense
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments made			$ 750,000
Upfront fee recognized as expense			$ 600,000
Sublicense and collaboration agreement, one | Specified development and regulatory milestones | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate milestone payments		8,000,000
Sublicense and collaboration agreement, one | Specified sales milestones | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate milestone payments		$ 38,000,000
Sponsored research agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term of agreement		5 years
Sublicense and collaboration agreement, two
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront fee paid	$ 200,000
Reduction in royalty percentage			100.00%
Sublicense and collaboration agreement, two | Research and development expense
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront fee recognized as expense			$ 200,000
Sublicense and collaboration agreement, two | Specified development and regulatory milestones | First product developed | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate milestone payments			3,000,000
Sublicense and collaboration agreement, two | Specified development and regulatory milestones | Subsequent products | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate milestone payments			1,000,000
Sublicense and collaboration agreement, two | Specified sales milestones | First product developed | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate milestone payments			45,000,000
Sublicense and collaboration agreement, two | Specified sales milestones | Subsequent products | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate milestone payments			$ 45,000,000